         The ValueStar Family of Funds provides shareholders with a variety of features to make investing in the Portfolios easy, convenient and manageable.

            --------------------------------------------------------------------------------------
            VALUESTAR FUND FEATURES   VALUESTAR FUND BENEFITS
            PROFESSIONAL INVESTMENT   The investment managers at First American National Bank are
            MANAGEMENT                experienced investment professionals who oversee the
                                      investments in each mutual fund.
            LOW MINIMUM INVESTMENT    Initial investments in the Portfolios can be as low as
                                      $1,000.
            DEDICATED CUSTOMER        Account information is available from helpful
            SERVICE                   representatives. Just call 1-800-852-0045.
            AUTOMATIC INVESTMENTS     Investments can be made once or twice a month with automatic transfers from your checking account to your Portfolio
                                      account.
            DOLLAR COST AVERAGING     Dollar Cost Averaging is a means of investing by which you invest a fixed dollar amount on a consistent basis (for
                                      example every month or every quarter). You invest whether
                                      the financial markets are high or low. As a result, you buy more shares when prices are low and fewer when prices are
                                      high. In this way, you can achieve a lower average cost per share.*
            AUTOMATIC WITHDRAWALS     Automatic withdrawals from your Portfolio account can be
                                      made and credited to any account you designate.
            FREE EXCHANGE PRIVILEGES  Shares of a Portfolio can be exchanged into shares of other
                                      ValueStar Portfolios at no cost.**
            REGULAR, INFORMATIVE      You will receive account statements after each transaction,
            STATEMENTS AND REPORTS    plus regular financial reports highlighting performance and investment strategies.
            DIVIDEND REINVESTMENT     Dividend income and capital gains can be reinvested
                                      automatically in additional shares of a Portfolio.
            DAILY REDEMPTIONS         Shares are redeemable each business day (at the net asset
                                      value per share, which may be worth more or less than your original cost, next determined after receipt of your
                                      redemption request) by mail, telephone or bank wire.
            * Dollar Cost Averaging does not assure a profit and does not protect against loss in declining markets. You should consider your financial ability to continue your investment program during periods of extreme share price fluctuations.
            ** Exchange privileges may be modified or discontinued by the Portfolios at any time.
               Upon redemption, shares may be worth more or less than their original cost.
            HELPING PEOPLE PLAN FOR A BRIGHTER FUTURE.(SM)

       FUND FACTS

                     DONALD F. TURK, C.F.A.,
                     Portfolio Manager
                     Short-Intermediate
                     Duration Bond Portfolio

----------------------------------------------------
----------------------------------------------------
INVESTMENT GOAL
The Portfolio seeks to provide investors with current income without assuming undue risk. It invests primarily in investment-grade U.S. dollar-denominated fixed-income securities of domestic and foreign issuers that generally have a duration of under four years. This Portfolio is suitable for investors seeking regular monthly income without undue risk to principal.
----------------------------------------------------

Q. HOW DID THE PORTFOLIO PERFORM IN 1995, AND HOW WOULD YOU ASSESS THAT PERFORMANCE?

A. For the 12 months ended December 31, 1995, the Portfolio's total return was 11.20%.+ In comparison, the Portfolio's unmanaged benchmark, the Merrill Lynch 1-5 Year Corporate/Government Index, posted a total return of 12.96%. Our performance lagged because of our relatively high cash position. However, many of our competitors were also cautious in 1995, since the bond market performed so poorly in 1994. Our performance put us in the top 40% of all short-term bond funds ranked by Lipper Analytical Services for the 12 months ended December 31, 1995.* Investors have concluded that the inflation outlook is very favorable. In addition, a consensus is emerging that the Consumer Price Index is overstated by as much as a full percentage point, so that instead of running at 2.5%, it may actually be only 1.5% or 2.0%. As a result, the Portfolio's performance was driven by sharply falling interest rates on one- to five-year bonds, which experienced a two-and-a-half percentage point decline for the full year--a very substantial shift.

Q. WHAT STRATEGY DID YOU EMPLOY TO TAKE ADVANTAGE OF THIS GOOD ENVIRONMENT?

A. We moved the maturity structure a bit longer than the benchmark. As the year progressed, we extended even further, but only when fundamental economic signs were quite clear. Our goal is to provide investors with current income without assuming unnecessary risk. This means that preserving the value of the principal is a very important objective for us, and we are not inclined to try to guess every wiggle in interest rates. We also added more corporate securities to replace lower-yielding Treasury notes.

Q. WHAT ARE SOME NEW SECURITIES IN THE PORTFOLIO?

A. We bought AA-rated securities issued by Wachovia, which we believe to be one of the best banking organizations in the country. The bond pays 6.61% and matures 10-1-2025. The most interesting thing about this bond is that we can elect to "put" the bond back to the company in 10 years. That is, we can decide whether this ought to be a 10-year security or a 30-year security. If interest rates fall, we would not exercise the put option. But if interest rates rise, we would prefer the shorter maturity. We believe that owning the put feature is a very attractive insurance policy against adverse moves in interest rates. Another interesting new issue is the GTE Corp. 10.75% bond maturing 9-15-2017. We would not typically own a bond of that maturity, but it is our conviction that the bond will be called by the company on 9-15-97 due to its high coupon. We also own the bonds of a very strong BBB+-rated company that is yielding 0.7 of a percentage point more than comparable U.S. Treasury bonds maturing in September 1997.

In addition, falling interest rates have generated some excellent capital gains in the portfolio. For example, on June 13, 1995, we bought $2 million par Central Power & Light 6% bonds due 4-1-2000 at $1,969,220. Value on December 31, 1995: $2,015,000. On February 16, 1995, we bought $1.5 million par American Home Products 7.70% bonds due 2-15-2000 at $1,498,110. Value at year-end: $1,605,000.
On January 24, 1995, we added $150,000 par Houston Industries, Inc. 7.25% bonds due 12-1-96 for $147,801. On December 31, these were worth $152,063.

Q. WHAT IS YOUR OUTLOOK?

A. As far as 1996 is concerned, we believe that interest rates will probably move somewhat lower over the near term, especially if the economy continues to be weak. A recent survey of economists by the Wall Street Journal showed that they expected the three-month U.S. Treasury bill to be yielding about 4.9% by June 30, 1996, down from 5.1% at December 31, 1995. These same economists estimate that 30-year Treasuries will yield 6.0% on June 30, 1996, versus 5.9% at the end of 1995. Although 1995's third quarter was strong, the Christmas retail season was very weak. In addition, the National Association of Purchasing Managers Index has fallen six times in the past year. Nevertheless, we expect the economy to begin to firm about mid-year and probably earlier. This should limit the depth and breadth of any further declines in interest rates. What this means to the bond investor is that the so-called easy money of 1995 will most likely not be available in 1996. Markets have ways of evening things out over time. The bear market in 1994 was offset by the bull market in 1995. It is our opinion that 1996 will see less volatile markets than we did in the past two years.
---------------
+ With the 3.00% sales load, the Portfolio's return was 7.86% for the period.

* For the one-year period ended December 31, 1995, the Portfolio's Investor Shares ranked 60th out of 147 Short Investment Grade Debt Funds based on total return by Lipper, which does not factor sales charges into its rankings. The service providers reimbursed a portion of their fees during this period. Total return would have been lower if the fees had not been reimbursed. Past performance is not indicative of future results.

--------------------------------------------------------------------------------
                          PORTFOLIO COMPOSITION* AS OF
                               DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                 SECTOR PROFILE

GOVERNMENT/AGENCIES              50
FINANCIAL                        11
INDUSTRIALS                      18
CASH EQUIVALENTS                  3
UTILITIES/PHONES                 18

* The Portfolio's composition is subject to change.

The ValueStar Short-Intermediate Duration Bond Portfolio invests in a varied portfolio of investment- grade bonds designed to provide current income and protect principal against sharp price fluctuations. The Portfolio's adviser has latitude in deciding how assets are invested among corporate and government obligations. As a result, the Portfolio enjoys flexibility to make the most of changing market conditions.

                                     MATURITY
                                      PROFILE
Less than 1 year                            10
5-10 years                                   8
Over 15 years                                3
1-5 years                                   72
10-15 years                                  4


By design, the Portfolio attempts to generate current income without undue risk to principal. The chart shows that the Portfolio is focused on bonds with maturities of 1 to 5 years.

                                 QUALITY PROFILE
BBB                                          8
Cash and Cash Equivalents                    3
AAA                                         50
AA                                          14
A                                           25

The ValuStar Portfolio's research team and the Portfolio Manager continuously monitor debt instruments and issuer quality to identify fixed-income securities for the Portfolio.

* The Portfolio's composition is subject to change.

--------------------------------------------------------------------------------
                  VALUESTAR SHORT-INTERMEDIATE BOND PORTFOLIO
                     PERFORMANCE (AS OF DECEMBER 31, 1995)
--------------------------------------------------------------------------------

                                          Merrill
                            Portfolio    Lynch 1-5
                            (without     Year Gov-   Por tfolio
   Measurement Period         sales       ernment    (with sales
  (Fiscal Year Covered)      charge)       Index       charge)
3/28/94                          10000        10000         9700
12/31/94                         10067        10052         9765
12/31/95                         11195        11355        10859

              Past performance is no guarantee of future results.

----------------------------------------------------

                                   AVERAGE ANNUAL
                                    TOTAL RETURN
                              -------------------------
                              WITH SALES  WITHOUT SALES
                               CHARGE*       CHARGE
                              ----------  -------------
  1 Year.....................    7.86%        11.20%
  Since Inception
    (03/28/94)...............    4.64%         6.46%
  30-Day SEC Yield...........                  5.02%

----------------------------------------------------

* Reflects 3.00% Sales Charge

A hypothetical $10,000 investment made on March 28, 1994, the Portfolio's inception date, would, on December 31, 1995, have been worth $11,166 without the sales charge and $10,831 after taking the maximum 3% sales charge into account.

The Short-Intermediate Duration Bond Portfolio is compared to the Merrill Lynch 1-5 Year Corporate/Government Index, which reflects the performance of bonds in that maturity range with a rating of at least Baa. The index is unmanaged and does not reflect expenses associated with a mutual fund such as sales charges, expenses for fund operations, management fees, portfolio transaction costs or the cash reserves required to provide daily liquidity. The Portfolio's performance reflects the deduction of fees for these value-added services.

An additional class of shares, Trust Shares, has been authorized but not sold. Total return figures include changes in share price, reinvestment of dividends and capital gains distributions, if any. The service contractors are currently waiving a portion of their fees; without such waivers the 30-day SEC yield would have been 4.78%. This voluntary waiver may be terminated or modified at any time, which would reduce the Portfolio's performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                     SHARON BROWN
                     Portfolio Manager
                     Tennessee Tax Exempt
                     Bond Portfolio

----------------------------------------------------
INVESTMENT GOAL
The Portfolio seeks to provide investors with current income exempt from federal and Tennessee income taxes without assuming undue risk. The Portfolio invests primarily in investment-grade Tennessee municipal obligations and is suitable for Tennessee residents seeking monthly interest income exempt from both federal and Tennessee personal income taxes.* The Portfolio affords greater diversification and liquidity than most investors would achieve by purchasing municipal securities directly.
----------------------------------------------------

Q. HOW DID THE PORTFOLIO PERFORM IN 1995?

A. For the year ended December 31, 1995, the Portfolio generated a total return of 13.40%+ compared to 17.15% for its benchmark, the Lehman Brothers Municipal 10-Year Index. The Portfolio's performance was due largely to its maturity structure in a falling interest-rate environment. The Portfolio's underlying securities maintained a credit quality of AA.

Q. WHY IS IT IMPORTANT TO MAINTAIN SUCH A HIGH CREDIT QUALITY?

A. Given the psychological impact of the Orange County, California, bankruptcy in late 1994, investors are very conscious of credit quality. As a result, we invest primarily in general obligation bonds issued by the state and its counties, or in essential revenue bonds such as those issued by sewer and water districts. We limited our exposure to hospitals since investors are concerned about oversupply and the possible negative impact if proposed changes in Medicare and Medicaid are enacted into law. Overall, the state of Tennessee is one of the most creditworthy in the United States.

Q. DESCRIBE A FEW SECURITIES IN THE PORTFOLIO.

A. We own general obligation bonds issued by Shelby County paying 5.50%, due 3-1-2009. The bonds are noncallable and rated AA. Another holding is Johnson City School District 6.60% bonds due 5-1-2010. The bonds, rated AAA, are callable in 2006 at par. Not only do these bonds have good protection--10 years--but if interest rates move back up, a drop in price could be at least partially offset by the high coupon. Another issue with good call protection is the North Anderson County Water Revenue bond paying 5.60%, due 1-1-2015. This bond, rated AAA, is callable in 2005 at a premium of 102. Call protection is important because it reduces reinvestment risk at lower yields.

Q. HOW MUCH HAS CONCERN OVER TAX REFORM AFFECTED THE MUNICIPAL MARKET?

A. As of the date of this report, concern has picked up some momentum with the presidential candidacy of Steve Forbes, who has used the flat tax as his primary campaign issue. A flat tax would diminish or eliminate the tax advantages of municipal bonds. Even though its enactment is far from certain, investors have already penalized the market for the potential impact of a flat tax. Municipal bonds with maturities beyond 10 years are offering yields in excess of 90% of U.S. Treasury bonds, well above the normal spread. This creates an opportunity for investors to buy munis at low prices--and possibly receive capital gains if the flat tax doesn't materialize or has a lower impact than currently anticipated.

Q. WHAT IS YOUR OUTLOOK FOR THE TENNESSEE MUNICIPAL BOND MARKET?

A. We expect interest rates to remain at current levels or decline slightly. The Tennessee economy is forecast to grow at an annual rate of 4% in 1996, nearly double the national average. We believe that tax reform will be an issue in the presidential election, but will not be considered as policy until 1997. Even then, we don't believe that the impact on municipal bonds will be as adverse as the current market penalty would indicate. Therefore, lower interest rates, a strong Tennessee economy and a less draconian flat tax would bode well for the Tennessee Tax Exempt Bond Portfolio.
---------------
* Depending on a shareholder's tax bracket, some or all of the income may be subject to the federal alternative minimum tax and to certain state and local taxes.

+ With the maximum sales charge of 3.00%, the Portfolio's return was 9.99% for the period.

--------------------------------------------------------------------------------
                          PORTFOLIO COMPOSITION* AS OF
                               DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                QUALITY PROFILE

CASH EQUIVALENT                   1.2
A                                 3.3
AA                               47.7
AAA                              47.8


* The Portfolio's composition is subject to change.

The Portfolio invests primarily in investment-grade Tennessee municipal obligations. The credit research team at the ValueStar Funds and the Portfolio Manager continuously monitor debt instruments and issuer quality to identify fixed-income securities appropriate for the Portfolio. With an emphasis on quality, the Portfolio seeks to generate current income that is exempt from federal and Tennessee personal income taxes without undue risk to principal.

                                        MATURITY
                                         PROFILE
Cash Equivalents                           1.2
1-5 years                                  2.4
5-10 years                                15.9
10-15 years                               34.9
Over 15 years                             45.6

By design, the Portfolio focuses on achieving and average maturity of 10 to 15 years. By emphasizing the overall average maturity of the Portfolio, we attempt to provide a high current tax-free yield while controlling principal value.

                                     SECTOR PROFILE
Cash and Cash                              1.2
Equivalents
Health & Medical                           2.8
Resource Recovery                         37.7
General Obligations                       44.8
Utilities                                  6.4
Other Bonds                                7.1

By focusing on more general obligations and school and "essential service" bonds, the Portfolio Manager and the research team provide an additional measure of security to the Portfolio's emphasis on quality.

*The Portfolio's composition is subject to change.

--------------------------------------------------------------------------------
                 VALUESTAR TENNESSEE TAX-EXEMPT BOND PORTFOLIO
                     PERFORMANCE (AS OF DECEMBER 31, 1995)
--------------------------------------------------------------------------------

                                          Lehman
                            Portfolio    Brothers
                            (without     Municipal   Por tfolio
   Measurement Period         sales       10-Year    (with sales
  (Fiscal Year Covered)      charge)       Index       charge)
3/28/94                          10000        10000         9700
12/31/94                          9951        10057         9653
12/31/95                         11041        11782        10710

              Past performance is no guarantee of future results.

-------------------------------------------------------

                                   AVERAGE ANNUAL
                                    TOTAL RETURN
                              -------------------------
                              WITH SALES  WITHOUT SALES
                               CHARGE*       CHARGE
                              ----------  -------------
  1-Year.....................    9.99%        13.40%
  Since Inception
    (03/28/94)...............    3.97%         5.78%
  30-Day SEC Yield...........                  4.09%

-------------------------------------------------------

* Reflects 3.00% Sales Charge

A hypothetical $10,000 investment made on March 28, 1994, the Portfolio's inception date, would, on December 31, 1995, have been worth $11,041 without the sales charge and $10,710 after taking the maximum 3% sales charge into account.

The Tennessee Tax Exempt Bond Portfolio is compared to the Lehman Brothers Municipal 10-Year Index, an unmanaged index that includes municipal bonds issued within the last five years by municipalities throughout the U.S., with maturities of at least one year, but no more than 12 years, and a credit quality of at least Baa. In contrast, the Tennessee Tax Exempt Bond Portfolio targets higher-quality bonds with a minimum rating of A, and at least 65% of the Portfolio must be comprised of Tennessee issues. The Lehman Brothers index does not reflect expenses associated with a mutual fund such as sales charges, expenses for fund operations, management fees, portfolio transaction costs or the cash reserves required to provide daily liquidity. The Portfolio's performance reflects the deduction of fees for these value-added services.

An additional class of shares, Trust Shares, has been authorized but not sold. Total return figures include changes in share price, reinvestment of dividends and capital gains distributions, if any. The service contractors are currently waiving a portion of their fees; without such waivers the 30-day SEC yield would have been 3.84%. This voluntary waiver may be terminated or modified at any time, which would reduce the Portfolio's performance.

Some investors may be subject to the federal alternative minimum tax and to certain state and local taxes. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Portfolio is distributed by Concord Financial Group, Inc.

THE INFINITY MUTUAL FUNDS, INC.
VALUESTAR SHORT-INTERMEDIATE DURATION BOND PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                                                       PRINCIPAL
                                                           MATURITY    AMOUNT      VALUE
            DESCRIPTION                            RATE      DATE      (000)      (NOTE 2)
-----------------------------------                -----   --------    ------   ------------
LONG-TERM INVESTMENTS -- 95.7%
U.S. GOVERNMENT OBLIGATIONS -- 31.6%
  U.S. Treasury Note............................    5.13%  03/31/96    $2,000   $  1,999,700
  U.S. Treasury Note............................    5.75   09/30/97     4,000      4,037,160
  U.S. Treasury Note............................    5.38   11/30/97     2,500      2,508,625
  U.S. Treasury Note............................    6.00   11/30/97     2,000      2,029,360
  U.S. Treasury Note............................    6.13   05/15/98     3,000      3,061,560
  U.S. Treasury Note............................    5.88   08/15/98     4,500      4,572,045
  U.S. Treasury Note............................    5.50   02/28/99     5,500      5,539,049
  U.S. Treasury Note............................    5.88   03/31/99     3,000      3,055,020
  U.S. Treasury Note............................    6.38   07/15/99     3,500      3,620,890
  U.S. Treasury Note............................    6.88   07/31/99     2,100      2,206,449
                                                                                ------------
Total U.S. Government Obligations
  (cost $31,854,309)............................                                  32,629,858
                                                                                ------------
U.S. GOVERNMENT AGENCY NOTES -- 15.9%
  Government National Mortgage Assoc.
     Pool #339455...............................    8.00   12/15/07     1,113      1,162,802
  Government National Mortgage Assoc. Midget
     Pool #358725...............................    8.00   08/15/08     1,819      1,900,090
  Government National Mortgage Assoc.
     Pool #392085...............................    7.50   04/15/09       934        967,319
  Government National Mortgage Assoc.
     Pool #368641...............................    7.50   04/15/09       829        858,654
  Government National Mortgage Assoc.
     Pool #345752...............................    7.50   06/15/09       876        907,288
  Government National Mortgage Assoc.
     Pool #376589...............................    8.50   09/15/09     1,707      1,794,593
  Government National Mortgage Assoc. Midget
     Pool #380660...............................    8.00   11/15/09     1,759      1,838,037

                                                                       Continued

                                                                       PRINCIPAL
                                                           MATURITY    AMOUNT      VALUE
            DESCRIPTION                            RATE      DATE      (000)      (NOTE 2)
-----------------------------------                -----   --------    ------   ------------
U.S. GOVERNMENT AGENCY NOTES (CONTINUED)
  Government National Mortgage Assoc.
     Pool #392814...............................    8.50%  12/15/09    $1,268   $  1,332,779
  Government National Mortgage Assoc.
     Pool #392770...............................    8.50   12/15/09       918        964,911
  Government National Mortgage Assoc.
     Pool #407337...............................    8.00   04/15/10     2,134      2,229,116
  Government National Mortgage Assoc.
     Pool #405445...............................    8.00   04/15/10     2,345      2,449,583
                                                                                ------------
Total U.S. Government Agency Notes (cost
  $15,790,315)..................................                                  16,405,172
                                                                                ------------

                                      MOODY'S/S&P
                                       RATINGS
                                      (UNAUDITED)
                                      ----------
CORPORATE OBLIGATIONS -- 48.2%
CORPORATE BONDS -- 38.0%
  American General Finance.........   A1/A+         5.88   07/01/00     2,000      1,997,500
  American Home Product............   A2/A-         7.70   02/15/00     1,500      1,605,000
  Bell Atlantic Financial Services,
     Inc. .........................   A1/A          6.63   11/30/97     2,700      2,754,000
  Dayton Hudson Co. ...............   A3/BBB+       7.50   03/01/99     2,000      2,090,000
  Dow Capital BV...................   A1/A          8.25   02/15/96     1,300      1,303,250
  Gannett Co. .....................   Aa3/AA-       5.25   03/01/98     2,700      2,676,375
  General Electric Co. ............   Aaa/AAA       7.88   05/01/96     1,000      1,007,500
  GTE..............................   Baa1/BBB+    10.75   09/15/17     2,500      2,809,375
  Houston Industries, Inc. ........   Baa2/BBB      7.25   12/01/96     3,500      3,548,125
  MCI Communications Corp. ........   A2/A-         7.63   11/07/96     2,250      2,289,375
  New England Telephone &
     Telegraph.....................   Aa2/AA-       6.25   12/15/97     2,000      2,022,500
  Norwest Financial, Inc. .........   Aa3/AA-       6.00   08/15/97     2,500      2,525,000
  Pennsylvania Power & Light.......   A3/A-         6.00   06/01/00     1,500      1,511,250
  Southern Pacific Co. ............   Baa1/BBB+     6.90   01/02/97     2,000      2,022,500
  Union Pacific Corp., Equipment
     Trust.........................   Aa2/AA-       6.44   01/15/98     3,000      3,048,750
  Wachovia Corp. ..................   A1/AA-        6.61   10/01/25     2,250      2,337,187

                                                                       Continued

                                      MOODY'S/S&P                      PRINCIPAL
                                       RATINGS             MATURITY    AMOUNT      VALUE
            DESCRIPTION               (UNAUDITED)  RATE      DATE      (000)      (NOTE 2)
-----------------------------------   ----------   -----   --------    ------   ------------
  Wal-Mart Stores..................   Aa1/AA        5.50%  03/01/98    $1,700   $  1,700,000
  WMX Technologies.................   A1/A+         7.13   03/22/97     2,000      2,035,000
                                                                                ------------
                                                                                  39,282,687
                                                                                ------------
MEDIUM TERM NOTES -- 10.2%
  Associates Corp. of North
     America.......................   A1/AA-        6.59   01/12/98     2,400      2,451,000
  Central Power & Light............   A2/A          6.00   04/01/00     2,000      2,015,000
  Cooper Industries................   A2/A-         7.67   10/15/96     1,300      1,322,750
  Florida Power & Light Co.........   A2/A          6.20   02/02/98     2,000      2,032,500
  Kansas City Power & Light........   A1/A-         5.75   03/03/98     2,750      2,760,312
                                                                                ------------
                                                                                  10,581,562
                                                                                ------------
Total Corporate Obligations
  (cost $48,538,115)...............                                               49,864,249
                                                                                ------------
Total Long-Term Investments
  (cost $96,182,739)...............                                               98,899,279
                                                                                ------------
SHORT-TERM INVESTMENT -- 4.4%
U.S. GOVERNMENT AGENCY NOTES -- 1.9%
Federal National Mortgage
  Assoc. -- Medium Term Note.......                 8.03   01/03/97     2,000      2,003,920
                                                                                ------------
Total U.S. Government Agency Notes
  (cost $2,003,125)................                                                2,003,920
                                                                                ------------

                                                                       SHARES
                                                                       (000)
                                                                       ------
REGULATED INVESTMENT COMPANIES -- 2.5%
AIM Prime Portfolio
(cost $2,580,899)..................                                     2,581      2,580,898
                                                                                ------------
Total Short-Term Investments
(cost $4,584,024)..................                                                4,584,818
                                                                                ------------

                                                                       Continued

                                                                                   VALUE
            DESCRIPTION                                                           (NOTE 2)
-----------------------------------                                             ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $100,766,764)(a) -- 100.1%...                                             $103,484,097
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.1%).................                                                 (102,345)
                                                                                ------------
NET ASSETS -- 100.0%...............                                             $103,381,752
                                                                                 ===========

---------------
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

                      Unrealized appreciation.........   $2,717,333
                      Unrealized depreciation.........           --
                                                         ----------
                      Net unrealized appreciation.....   $2,717,333
                                                          =========

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
VALUESTAR SHORT-INTERMEDIATE DURATION BOND PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at value
     (cost $100,766,764).................................................   $103,484,097
  Interest receivable....................................................      1,694,158
  Receivable for Portfolio shares sold...................................        209,700
  Net receivable from Distributor........................................            682
  Deferred organization costs............................................         37,829
  Prepaid expenses.......................................................          6,738
                                                                            ------------
Total assets.............................................................    105,433,204
                                                                            ------------
LIABILITIES
  Dividends payable......................................................        262,014
  Payable for Portfolio shares redeemed..................................      1,678,211
  Accrued expenses and other payables:
     Advisory fees.......................................................         43,794
     Administration fees.................................................         13,345
     Other...............................................................         54,088
                                                                            ------------
Total liabilities........................................................      2,051,452
                                                                            ------------
NET ASSETS...............................................................   $103,381,752
                                                                            ============
Shares Outstanding ($0.001 par value, 250 million shares authorized).....     10,208,607
                                                                            ============
Calculation of Maximum Offering Price
  Net asset value per share..............................................         $10.13
  Sales charge -- 3.0% of public offering price..........................           0.31
                                                                                   -----
Maximum Offering Price...................................................         $10.44
                                                                                  ======
COMPOSITION OF NET ASSETS:
  Shares of common stock, at par.........................................   $     10,209
  Additional paid-in capital.............................................    100,640,881
  Undistributed net investment income....................................         13,329
  Net unrealized appreciation from investments...........................      2,717,333
                                                                            ------------
Net Assets, December 31, 1995............................................   $103,381,752
                                                                            ============

------------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
VALUESTAR SHORT-INTERMEDIATE DURATION BOND PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest.......................................................                 $ 6,645,712
Expenses
  Advisory fees................................................   $  491,561
  Administration fees..........................................      147,468
  Distribution expenses........................................      245,780
  Custodian fees and expenses..................................       83,147
  Reports to shareholders......................................       30,307
  Registration fees............................................       25,150
  Transfer agent fees and expenses.............................       25,083
  Legal fees...................................................       15,628
  Amortization of organization expenses........................       11,662
  Directors' fees..............................................        6,741
  Audit fees...................................................       13,892
  Insurance expense............................................        4,525
  Other expenses...............................................        3,767
                                                                  ----------
Total expenses before fee waivers..............................    1,104,711
Less: Fee Waivers..............................................     (245,780)
                                                                  ----------
Total expenses.................................................                     858,931
                                                                                -----------
Net Investment Income..........................................                   5,786,781
                                                                                -----------
REALIZED AND UNREALIZED GAINS FROM INVESTMENTS
  Net realized gains from securities transactions..............                      41,880
  Net change in unrealized appreciation from investments.......                   4,507,231
                                                                                -----------
Net Gain from Investments......................................                   4,549,111
                                                                                -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...........                 $10,335,892
                                                                                 ==========

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
VALUESTAR SHORT-INTERMEDIATE DURATION BOND PORTFOLIO
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                FOR THE PERIOD
                                                            YEAR ENDED          MARCH 28, 1994*
                                                           DECEMBER 31,             THROUGH
                                                               1995            DECEMBER 31, 1994
                                                         -----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS
Operations
  Net investment income..............................      $   5,786,781         $   2,031,812
  Net realized gains (losses) from securities
     transactions....................................             41,880               (31,805)
  Net change in unrealized appreciation
     (depreciation) from investments.................          4,507,231            (1,789,898)
                                                         -----------------     -----------------
  Net increase in net assets resulting from
     operations......................................         10,335,892               210,109
                                                         -----------------     -----------------
Dividends to shareholders from net investment
  income.............................................         (5,769,846)           (2,031,812)
Distributions to shareholders from net realized gains
  on securities transactions.........................            (16,935)                   --
                                                         -----------------     -----------------
Total dividends and distributions to shareholders....         (5,786,781)           (2,031,812)
Portfolio Share Transactions
  Net proceeds from shares subscribed................         19,098,439           105,102,765
  Net asset value of shares issued to shareholders in
     reinvestment of dividends.......................          2,760,916             1,407,537
  Cost of shares redeemed............................        (16,216,024)          (11,499,289)
                                                         -----------------     -----------------
  Net increase in net assets from Portfolio share
     transactions....................................          5,643,331            95,011,013
                                                         -----------------     -----------------
Total Increase.......................................         10,192,442            93,189,310
NET ASSETS
  Beginning of period................................         93,189,310                    --
                                                         -----------------     -----------------
  End of period......................................      $ 103,381,752         $  93,189,310
                                                           =============         =============
SHARE TRANSACTIONS:
  Issued.............................................          1,915,053            10,675,112
  Reinvested.........................................            276,943               143,800
  Redeemed...........................................         (1,627,280)           (1,175,021)
                                                         -----------------     -----------------
  Change in shares...................................            564,716             9,643,891
                                                           =============         =============

---------------
* Commencement of operations.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
VALUESTAR TENNESSEE TAX EXEMPT BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                      MOODY'S/S&P                              PRINCIPAL
                                        RATINGS                   MATURITY      AMOUNT        VALUE
            DESCRIPTION               (UNAUDITED)      RATE         DATE         (000)      (NOTE 2)
------------------------------------  -----------      -----     -----------   ---------   -----------
LONG-TERM INVESTMENTS -- 97.6%
MUNICIPAL BONDS -- 97.6%
ALABAMA -- 1.3%
Dothan General Obligation Bond
  (AMBAC Insured)...................  Aaa/AAA           5.25%       09/01/10   $   1,200   $ 1,189,500
                                                                                           -----------
DELAWARE -- 1.3%
Delaware Transit Authority,
  Transportation Revenue Bond.......  A1/AA             5.40        07/01/07       1,215     1,274,231
                                                                                           -----------
GEORGIA -- 1.2%
Georgia General Obligation Bond,
  Series C..........................  Aaa/AA+           6.50        07/01/07       1,000     1,153,750
                                                                                           -----------
LOUISIANA -- 1.2%
Louisiana General Obligation Bond,
  Series A (AMBAC Insured)..........  Aaa/AAA           6.50        05/01/11       1,000     1,092,500
                                                                                           -----------
MICHIGAN -- 2.3%
Grand Ledge Public School District,
  General Obligation Bond (MBIA
  Insured)..........................  Aaa/AAA           6.60        05/01/24       1,000     1,155,000
Reeths Puffer Schools, General
  Obligation Bond (FGIC Insured)....  NR/AAA            5.75        05/01/15       1,000     1,022,500
                                                                                           -----------
                                                                                             2,177,500
                                                                                           -----------
OHIO -- 1.1%
Franklin County, Ohio Facility
  Authority Revenue Bond (MBIA
  Insured)..........................  Aaa/AAA           5.80        12/01/13       1,000     1,041,250
                                                                                           -----------
OKLAHOMA -- 1.2%
McAlester Public Works Authority
  Revenue Bond......................  Aaa/AAA           5.50        12/01/12       1,095     1,112,794
                                                                                           -----------

                                                                       Continued

                                      MOODY'S/S&P                              PRINCIPAL
                                        RATINGS                   MATURITY      AMOUNT        VALUE
            DESCRIPTION               (UNAUDITED)      RATE         DATE         (000)      (NOTE 2)
------------------------------------  -----------    ---------   ----------    ----------  -----------
TENNESSEE -- 84.7%
Blount County Hospital, Revenue
  Bond, Series B (AMBAC Insured)....  Aaa/NR            5.35%       07/01/12   $   1,100   $ 1,100,000
Bristol Health and Education
  Facilities, Bristol Memorial
  Hospital (FGIC Insured)...........  Aaa/AAA           6.75        09/01/07       2,140     2,487,750
Chattanooga-Hamilton County,
  Erlanger Medical Center, Revenue
  Bond..............................  Aaa/AAA           5.40        10/01/05       1,000     1,043,750
Chattanooga General Obligation Bond
  (AMBAC Insured)...................  Aaa/AAA           5.13        05/01/09       1,000     1,000,000
Clarksville Water, Sewer & Gas
  Improvement (MBIA Insured)........  Aaa/AAA           6.13        02/01/12       1,250     1,315,625
Hamilton County Industrial
  Development Lease Rental Revenue
  (FGIC Insured)....................  Aaa/AAA           5.50        09/01/02       1,000     1,050,000
Jackson County, Water and Sewer
  Revenue Bond (AMBAC Insured)......  Aaa/AAA           5.25        01/01/11       1,260     1,256,850
Jackson County, Hospital Revenue
  Bond..............................  A1/A+             5.30        04/01/07       1,000     1,001,250
Jackson County, Hospital Revenue
  Bond (AMBAC Insured)..............  Aaa/AAA           5.63        04/01/15       1,000     1,017,500
Jackson County, Hospital Revenue
  Bond (AMBAC Insured)..............  Aaa/AAA           5.50        04/01/10       2,000     2,050,000
Johnson County School Sales Tax
  (AMBAC Insured)...................  Aaa/AAA           6.70        05/01/21       1,500     1,663,125
Johnson City Health & Educational
  Facilities, Johnson City Medical
  Center Revenue Bond (MBIA
  Insured)..........................  Aaa/AAA           5.00        07/01/13       1,000       960,000
Johnson County School Sales Tax
  (AMBAC Insured)...................  Aaa/AAA           6.60        05/01/10       1,000     1,107,500
Johnson City Health & Educational
  Facilities, Johnson City Medical
  Center Revenue Bond (MBIA
  Insured)..........................  Aaa/AAA           5.25        07/01/16       1,000       972,500
Knox County, Health & Educational
  Facilities, Ft. Sanders Alliance
  Revenue Bond (MBIA Insured).......  Aaa/AAA           5.00        01/01/07       1,000     1,005,000
Knox County, Health & Educational
  Facilities, Ft. Sanders Alliance
  Revenue Bond (MBIA insured).......  Aaa/AAA           7.25        01/01/10       1,000     1,217,500
Knox County First Utility District,
  Water and Sewer Revenue Bond,
  Series A (MBIA Insured)...........  Aaa/AAA           6.00        12/01/11       1,000     1,048,750

                                                                       Continued

                                      MOODY'S/S&P                              PRINCIPAL
                                        RATINGS                   MATURITY      AMOUNT        VALUE
            DESCRIPTION               (UNAUDITED)      RATE         DATE         (000)      (NOTE 2)
------------------------------------  -----------    ---------   ----------    ----------  -----------
TENNESSEE (CONTINUED)
Knox County Health and Education
  Housing Facility Board, Hospital
  Facility Revenue, Fort Sanders
  Alliance Obligation
  (MBIA Insured)....................  Aaa/AAA           7.25%       01/01/09   $     600   $   727,500
Knox County Health and Education
  Housing Facility Board, Hospital
  Facility Revenue, Fort Sanders
  Alliance Obligation
  (MBIA Insured)....................  Aaa/AAA           6.25        01/01/13       1,000     1,111,250
Knoxville Electric Revenue, Series
  R.................................  Aa/AA             5.70        07/01/12       1,165     1,198,494
Knoxville Gas Revenue, Refunding and
  Improvement, Series E.............  A1/AA             5.90        03/01/12       1,315     1,352,806
Knox-Chapman Utility District, Knox
  County Water & Sewer Revenue (MBIA
  Insured)..........................  Aaa/AAA           6.00        01/01/14       1,125     1,179,844
Memphis Sanitation and Sewer System
  Revenue...........................  Aa/AA             5.50        10/01/13       1,300     1,337,375
Memphis Electric System Revenue
  Refunding.........................  Aa/AA             4.90        01/01/11       1,375     1,321,719
Memphis Electric System Revenue
  Refunding.........................  Aa/AA             6.00        01/01/05       1,600     1,784,000
Memphis General Obligation Bond.....  Aa/AA             4.50        08/01/01       1,500     1,509,375
Memphis General Obligation Bond.....  Aa/AA             5.40        08/01/09       1,000     1,021,250
Memphis General Obligation Bond.....  Aa/AA             5.75        08/01/13       1,000     1,032,500
Memphis Sanitation and Sewer System
  Revenue...........................  Aa/AA             5.75        10/01/14       2,110     2,204,950
Metro Nashville & Davidson County,
  Health & Education Facilities
  Board, Vanderbilt University
  Revenue Bond......................  Aa/AA             5.13        07/01/13       1,000     1,000,000
Metro Nashville & Davidson County,
  General Obligation Bond...........  Aa/AA             4.63        05/15/00       1,000     1,013,750
Metro Nashville & Davidson County,
  General Obligation Bond...........  Aa/AA             5.00        05/15/04       1,000     1,031,250
Metro Nashville & Davidson County,
  General Obligation Bond...........  Aa/AA             4.50        05/15/02       1,000     1,008,750
Metro Nashville & Davidson County,
  General Obligation Bond...........  Aa/AA             5.00        05/15/01       1,000     1,030,000
Metro Nashville & Davidson County
  Water & Sewer Revenue (AMBAC
  Insured)..........................  Aaa/AAA           5.20        01/01/13       1,500     1,518,750

                                                                       Continued

                                      MOODY'S/S&P                              PRINCIPAL
                                        RATINGS                   MATURITY      AMOUNT        VALUE
            DESCRIPTION               (UNAUDITED)      RATE         DATE         (000)      (NOTE 2)
------------------------------------  -----------    ---------   ----------    ----------  -----------
TENNESSEE (CONTINUED)
Metro Nashville Airport, Series C
  (FGIC Insured)....................  Aaa/AAA           6.60%       07/01/15   $   1,000   $ 1,088,750
Metro Nashville & Davidson County
  Water & Sewer Revenue (AMBAC
  Insured)..........................  Aaa/AAA           6.00        01/01/08       1,700     1,804,125
Metro Nashville & Davidson County
  Water & Sewer Revenue.............  A1/A              7.00        01/01/14       1,000     1,030,030
North Anderson County Utility
  District Waterworks Revenue Bond
  (MBIA Insured)....................  Aaa/AAA*          5.60        01/01/15       1,000     1,017,500
Oak Ridge General Obligation Bond...  Aa/A+             5.55        07/01/10       1,000     1,026,250
Putnam County General Obligation
  Bond (MBIA Insured)...............  Aaa/AAA           5.10        04/01/07       1,300     1,313,000
Rutherford County, General
  Obligation Bond, Series A.........  Aa/AA-            6.50        05/01/06       1,000     1,140,000
Rutherford County Capital Outlay,
  General Obligation Bond, Series
  A.................................  Aa/AA-            6.25        05/01/03       1,500     1,676,250
Seveir County Public Building
  Authority, Solid Waste Facility
  Revenue Bond (AMBAC Insured)......  Aaa/AAA*          5.40        09/01/10       1,000     1,015,000
Seveir County Public Building
  Authority, Solid Waste Facility
  Revenue Bond (AMBAC Insured)......  Aaa/AAA*          5.35        09/01/08       1,000     1,025,000
Shelby County General Obligation
  Bond, Series A....................  Aa/AA+            6.75        04/01/04       1,000     1,140,000
Shelby County General Obligation
  Bond, Series A....................  Aa/AA+            5.60        04/01/10       1,205     1,247,175
Shelby County Health Education &
  Housing Facility, Methodist Health
  Systems Inc., Revenue Bond (MBIA
  Insured)..........................  Aaa/AAA           6.25        08/01/08       1,000     1,118,750
Shelby County General Obligation
  Bond, Series A....................  Aa/AA+            6.00        03/01/16       1,530     1,602,675
Shelby County Health Education &
  Housing Facility, Methodist Health
  Systems Inc., Revenue Bond, Series
  A (MBIA Insured)..................  Aaa/AAA           7.50        06/01/07       1,000     1,087,500
Shelby County Health Education &
  Housing Facility, Methodist Health
  Systems Inc., Revenue Bond (MBIA
  Insured)..........................  Aaa/AAA           5.50        08/01/12       1,500     1,543,125

                                                                       Continued

                                      MOODY'S/S&P                              PRINCIPAL
                                        RATINGS                   MATURITY      AMOUNT        VALUE
            DESCRIPTION               (UNAUDITED)      RATE         DATE         (000)      (NOTE 2)
------------------------------------  -----------    ---------   ----------    ----------  -----------
TENNESSEE (CONTINUED)
Shelby County General Obligation
  Bond, Series A....................  Aa/AA+            6.00%       03/01/99   $   1,195   $ 1,262,219
Shelby County General Obligation
  Bond, Series A....................  Aa/AA+            6.75        04/01/05       1,000     1,145,000
Shelby County General Obligation
  Bond, Series A....................  Aa/AA+            5.50        03/01/09       1,500     1,548,750
Shelby County General Obligation
  Bond, Series A....................  Aa/AA+            5.50        04/01/11       1,000     1,020,000
Shelby County General Obligation
  Bond, Series A....................  Aa/AA+            5.63        04/01/15       1,000     1,031,250
Tennessee General Obligation Bond,
  Series A..........................  Aaa/AA+           5.75        03/01/15       1,050     1,081,500
Tennessee General Obligation Bond,
  Series A..........................  A1/AA             6.25        05/01/10         735       780,937
Tennessee General Obligation Bond,
  Series A..........................  Aaa/AA+           5.50        07/01/12       1,600     1,638,000
Tennessee General Obligation Bond,
  Series A..........................  Aaa/AA+           7.00        03/01/03       2,000     2,340,000
Tennessee General Obligation Bond,
  Series A..........................  Aaa/AA+           5.50        03/01/09       1,000     1,046,250
Tennessee General Obligation Bond,
  Series A..........................  Aaa/AA+           5.50        07/01/10       2,000     2,072,500
Tennessee General Obligation Bond,
  Series A..........................  A/AA-             5.75        03/01/11       1,220     1,268,800
                                                                                           -----------
                                                                                            79,790,999
                                                                                           -----------
TEXAS -- 3.3%
Brazos River Authority, Special
  Revenue Bond (FGIC Insured).......  Aaa/AAA           5.50        08/15/15       1,000     1,008,750
Cedar Hill Independent School
  District, General Obligation
  Bond..............................  Aaa/AAA           5.50        08/15/12       1,000     1,012,500
Texas A&M University Revenue Bond...  Aa/AA             5.90        05/15/09       1,000     1,047,500
                                                                                           -----------
                                                                                             3,068,750
                                                                                           -----------
Total Municipal Bonds -- Long-Term
  (cost $89,279,487)................                                                        91,901,274
                                                                                           -----------

                                                                       Continued

                                                                                              VALUE
            DESCRIPTION                                                                     (NOTE 2)
------------------------------------                                                       -----------
SHORT-TERM INVESTMENTS -- 1.2%
INVESTMENT COMPANIES -- 1.2%
AIM Tax Free Cash Management
  Fund..............................                                                       $ 1,093,514
                                                                                           -----------
Total Short Term Investments
  (cost $1,093,514).................                                                         1,093,514
                                                                                           -----------
TOTAL INVESTMENTS -- 98.8%
  (COST $90,373,001)(a).............                                                        92,994,788
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 1.2%...............                                                         1,148,404
                                                                                           -----------
NET ASSETS -- 100.0%................                                                       $94,143,192
                                                                                            ==========

---------------
Percentages indicated are based on net assets of $94,143,192.
  * Represents Fitch rating.
NR Not rated.
 (a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

                        Unrealized appreciation.............................   $2,641,588
                        Unrealized depreciation.............................     (19,801)
                                                                               ---------
                        Net unrealized appreciation.........................   $2,621,787
                                                                               ==========

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
VALUESTAR TENNESSEE TAX EXEMPT BOND PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
--------------------------------------------------------------------------------

ASSETS
  Investments at value (cost $90,373,001)..................................  $92,994,788
  Cash.....................................................................      999,708
  Interest receivable......................................................    1,701,479
  Receivable for Portfolio shares sold.....................................      114,410
  Deferred organization costs..............................................       37,829
  Prepaid expenses.........................................................        6,711
                                                                             -----------
Total assets...............................................................   95,854,925
                                                                             -----------
LIABILITIES
  Payable for investment securities purchased..............................    1,093,515
  Payable for Portfolio shares redeemed....................................      184,485
  Dividends payable........................................................      323,383
  Accrued expenses:
     Advisory fees.........................................................       39,976
     Administration fees...................................................       12,012
     Other.................................................................       58,362
                                                                             -----------
Total liabilities..........................................................    1,711,733
                                                                             -----------
NET ASSETS.................................................................  $94,143,192
                                                                              ==========
Shares Outstanding ($0.001 par value, 250 million shares authorized).......    9,239,258
                                                                              ==========
Calculation of Maximum Offering Price
  Net asset value per share................................................       $10.19
  Sales charge -- 3.0% of public offering price............................         0.31
                                                                                  ------
Maximum Offering Price.....................................................       $10.50
                                                                                  ======
COMPOSITION OF NET ASSETS:
  Shares of common stock, at par...........................................  $     9,239
  Additional paid-in capital...............................................   92,087,614
  Undistributed net investment income......................................        2,471
  Net unrealized appreciation from investments.............................    2,621,787
  Accumulated net realized losses..........................................     (577,919)
                                                                             -----------
Net Assets, December 31, 1995..............................................  $94,143,192
                                                                              ==========

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
VALUESTAR TENNESSEE TAX EXEMPT BOND PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest........................................................              $ 5,000,439
Expenses
  Advisory fees.................................................  $ 463,502
  Administration fees...........................................    139,051
  Distribution expenses.........................................    231,751
  Custodian fees and expenses...................................     83,507
  Reports to shareholders.......................................     31,259
  Transfer agent fees and expenses..............................     24,886
  Registration fees.............................................      8,089
  Audit fees....................................................     19,133
  Amortization of organization expenses.........................     11,662
  Legal fees....................................................     14,604
  Insurance expense.............................................      4,981
  Directors' fees...............................................      5,502
  Other expenses................................................      2,932
                                                                  ---------
  Total expenses before fee waivers.............................  1,040,859
  Less: Fee waivers.............................................   (231,751)
                                                                  ---------
Total expenses..................................................                  809,108
                                                                              -----------
Net Investment Income...........................................                4,191,331
                                                                              -----------
REALIZED AND UNREALIZED GAINS FROM INVESTMENTS
  Net realized gains from securities transactions...............                1,136,490
  Net change in unrealized appreciation from investments........                6,292,185
                                                                              -----------
Net Gains from Investments......................................                7,428,675
                                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............              $11,620,006
                                                                               ==========

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
VALUESTAR TENNESSEE TAX EXEMPT BOND PORTFOLIO
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               FOR THE PERIOD
                                                                               MARCH 28, 1994*
                                                           YEAR ENDED              THROUGH
                                                        DECEMBER 31, 1995     DECEMBER 31, 1994
                                                        -----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS
Operations
  Net investment income..............................     $   4,191,331         $   3,012,396
  Net realized gains (losses) from securities
     transactions....................................         1,136,490            (1,714,409)
  Net change in unrealized appreciation
     (depreciation) from investments.................         6,292,185            (3,670,398)
                                                        -----------------     -----------------
  Net increase (decrease) in net assets resulting
     from operations.................................        11,620,006            (2,372,411)
                                                        -----------------     -----------------
Dividends to shareholders from net investment
  income.............................................        (4,190,548)           (3,012,396)
Distributions to shareholders in excess of net tax
  exempt interest income.............................              (783)                   --
                                                        -----------------     -----------------
Total dividends and distributions....................        (4,191,331)           (3,012,396)
Portfolio Share Transactions
  Net proceeds from shares subscribed................        12,555,177           105,070,686
  Net asset value of shares issued to shareholders in
     reinvestment of dividends.......................           196,336                29,074
  Cost of shares redeemed............................       (12,163,924)          (13,588,025)
                                                        -----------------     -----------------
  Net increase in net assets from Portfolio share
     transactions....................................           587,589            91,511,735
                                                        -----------------     -----------------
Total Increase.......................................         8,016,264            86,126,928
NET ASSETS
  Beginning of period................................        86,126,928                    --
                                                        -----------------     -----------------
  End of period......................................     $  94,143,192         $  86,126,928
                                                          =============         =============
SHARE TRANSACTIONS
  Issued.............................................         1,291,747            10,586,359
  Reinvested.........................................            19,813                 3,062
  Redeemed...........................................        (1,237,647)           (1,424,075)
                                                        -----------------     -----------------
  Change in shares...................................            73,913             9,165,346
                                                          =============         =============

---------------
* Commencement of operations.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
VALUESTAR FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 -- GENERAL

     The Infinity Mutual Funds, Inc. (the "Fund") was organized as a Maryland corporation on March 6, 1990 and is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Fund operates as a series company currently comprising twelve portfolios. The accompanying financial statements and notes relate to the ValueStar Short-Intermediate Duration Bond Portfolio and the ValueStar Tennessee Tax Exempt Bond Portfolio (the "Portfolios") only. The Short-Intermediate Duration Bond Portfolio's investment objective is to provide investors with current income without assuming undue risk. This Portfolio will invest primarily in investment grade, U.S. dollar denominated fixed-income securities of domestic and foreign issuers. Under normal market conditions, the Short-Intermediate Duration Bond Portfolio will invest in a portfolio of securities that has a duration of under four years. The Tennessee Tax-Exempt Bond Portfolio's investment objective is to provide investors with current income exempt from Federal and Tennessee income taxes without assuming undue risk. This Portfolio will invest primarily in investment-grade Tennessee Municipal Obligations without regard to maturity.

     The Portfolios are authorized to issue two classes of shares as follows:
Investor Shares and Trust Shares. Investor Shares and Trust Shares are substantially the same, except that Investor Shares bear the fees that are payable under a plan adopted by the Fund's Board of Directors pursuant to Rule 12b-1 under the Act (the "Distribution Plan") at an annual rate of 0.25% of the average daily net assets of the outstanding Investor Shares. As of December 31, 1995, the Portfolios had only sold Investor Shares.

     At December 31, 1995, there were 1 billion shares of the Portfolios' $0.001 par value common stock authorized, of which each Portfolio's Shares are classified into Investor Shares (250 million shares authorized per Portfolio) and Trust Shares (250 million shares authorized per Portfolio).

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

A)  Securities Valuation:

     The Portfolios' investments are valued each business day using available market quotations or at fair value as determined by one or more independent pricing services (collectively, the "Service") approved by the Board of Directors. The Service may use available market quotations, employ electronic data processing techniques and/or matrix system to determine valuations. Restricted securities and securities for which market quotations are not readily available, if any, are valued at fair value using methods approved by the Board of Directors. Debt securities with remaining maturities of 60 days or less are normally valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase or, in the case of securities purchased more than 60 days to maturity, at their market value each day until the 61st day prior to

--------------------------------------------------------------------------------

maturity, and there-after assuming a constant amortization to maturity of the difference between the principal amount due at maturity and such valuation.

B)  Securities Transactions and Investment Income:

     Securities transactions are recorded on trade date. Realized gains and losses from sales of investments are calculated on the identified cost basis. Interest income, including accretion of discount and amortization of premium on investments, is accrued daily. Dividend income is recorded on the ex-dividend date.

C)  Repurchase Agreements:

     The Portfolios' custodian and other banks acting in a sub-custodian capacity take possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default on the obligation to repurchase, the Portfolios have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

D)  Expenses:

     The Portfolios incurred certain costs in connection with their organization. These costs were deferred and are being amortized on a straight-line basis through 1999 (five years from their commencement of operations). The Fund accounts separately for the assets, liabilities and operations of each Portfolio. Direct expenses of a Portfolio are charged to that Portfolio while general Fund expenses are allocated among the Fund's respective portfolios. At December 31, 1995, deferred organization costs were $37,829 and $37,829 for the ValueStar Short-Intermediate Duration Bond Portfolio and Tennessee Tax-Exempt Bond Portfolio, respectively.

E)  Federal Income Taxes:

     For federal income tax purposes, each Portfolio is treated as a separate entity for the purpose of determining its qualification as a regulated investment company under the Internal Revenue Code (the "Code"). It is the policy of each Portfolio to meet the requirements of the Code applicable to regulated investment companies, including the requirement that they distribute substantially all of their income to shareholders. Therefore, no federal income tax provision is required.

     At December 31, 1995, the ValueStar Tennessee Tax-Exempt Bond Portfolio had a capital loss carryover of $577,919 which is available to offset future net realized gains on securities transactions to the extent provided for in the Code. Such capital loss carryover will expire in fiscal year 2002. At December 31, 1995, the cost of portfolio securities held by the Portfolios for federal income tax purposes was substantially the same as for financial reporting purposes.

F)  Dividends and Distributions to Shareholders:

     Dividends are declared daily to shareholders of record at the close of business on the day of declaration and are paid monthly. Distributions of net realized gains, if any, will be paid at least annually. Dividends and distributions are recorded on the ex-dividend date. Distributions from net investment income and from net realized gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Timing differences relating to shareholder distributions have been reclassified to paid-in-capital. These differences

--------------------------------------------------------------------------------

are primarily due to deferrals of certain losses and expiring capital loss carryovers.

     Effective January 1, 1995, the Portfolios adopted Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distribution by Investment Companies. As a result of this statement, the Portfolios changed the classification of distributions to shareholders to better disclose the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, amounts as of December 31, 1995, for the ValueStar Short-Intermediate Duration Bond Portfolio, have been restated to reflect an increase in undistributed net investment income of $3,254 and a decrease to paid in capital on investments of $3,254. In addition, the Portfolio reclassified $10,075 from undistributed net investment income to accumulated realized gains resulting from a redesignation of dividends and a reclass from losses on paydowns from asset backed securities. The amounts as of December 31, 1995, for the ValueStar Tennessee Tax-Exempt Bond Portfolio, have been restated to reflect a decrease in paid-in-capital of $2,471 and an increase in undistributed net investment income of $2,471.

G)  Use of Estimates

     Estimates and assumptions are required to be made regarding assets, liabilities, and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     First American National Bank ("First American") serves as the Portfolios' investment adviser. Concord Holding Corporation ("Concord"), a subsidiary of The BISYS Group, Inc., serves as the Portfolios' administrator and Concord Financial Group, Inc. (the "Distributor"), a wholly-owned subsidiary of Concord, serves as the distributor of the Portfolios' shares.

     As investment adviser, First American manages the investments of each Portfolio and is responsible for all purchases and sales of each Portfolio's investment securities. For its services, First American is entitled to receive fees at an annual rate of 0.50% of each Portfolio's average daily net assets.

     As administrator, Concord assists in supervising the operations of the Portfolios. For its services, Concord is entitled to receive a fee at the annual rate of 0.15% of the average daily net assets of each of the Portfolios.

     Pursuant to the Distribution Plan, each Portfolio pays the Distributor for advertising, marketing and distributing Investor Shares at an annual rate of 0.25% of the average daily net assets of the outstanding Investor Shares. For the year ended December 31, 1995, the Distributor waived $245,780 and $231,751 for the Short-Intermediate Duration Bond Portfolio and the Tennessee Tax-Exempt Bond Portfolio, respectively.

     Certain officers and Directors of the Fund are "affiliated persons" (each defined in the Act) of Concord or the Distributor. Each Director receives an annual fee of $5,000 and a meeting fee of $1,250 per meeting for services relating to all the portfolios constituting the Fund.

--------------------------------------------------------------------------------

NOTE 4 -- SECURITIES TRANSACTIONS

     For the year ended December 31, 1995, the cost of purchases and the proceeds from sales of portfolio securities (excluding short-term investments) were as follows:

                            SHORT-
                         INTERMEDIATE     TENNESSEE TAX
                         DURATION BOND     EXEMPT BOND
                           PORTFOLIO        PORTFOLIO
                         -------------    -------------
Purchases of U.S.
  Government
  Securities..........    $34,036,134     $    --
Purchases of other
  securities..........    $14,104,113     $167,941,094
Sale of U.S.
  Government
  Securities..........    $13,163,085     $    --
Sale of other
  securities..........    $ 8,262,899     $170,200,070

NOTE 5 -- CONCENTRATION OF CREDIT RISK

     The Tennessee Tax Exempt Bond Portfolio invests substantially all of its assets in a non-diversified portfolio of tax-exempt debt obligations primarily consisting of securities issued by the State of Tennessee, its municipalities, counties and other taxing districts. The issuers' abilities to meet their obligations may be affected by Tennessee economic, regional and political developments.

     The Tennessee Tax Exempt Bond Portfolio had the following concentrations by sector at December 31, 1995 (as a percentage of total investments):

General Obligations...............    44.8%
Resource Recovery.................    37.7%
Sewer & Waste Water...............     3.8%
Health & Medical..................     2.8%
Utilities.........................     2.6%
Revenue Anticipation Notes........     1.4%
Mutual Funds......................     1.2%
Industrial........................     1.1%
Educational Facilities............     0.8%
Other.............................     3.8%
                                     -----
                                     100.0%
                                     =====

THE INFINITY MUTUAL FUNDS, INC.
VALUESTAR SHORT-INTERMEDIATE DURATION BOND PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            YEAR ENDED           PERIOD ENDED
                                                         DECEMBER 31, 1995    DECEMBER 31, 1994*
                                                         -----------------    ------------------
Net Asset Value, Beginning of Period..................       $    9.66             $  10.00
                                                         -----------------       ----------
Income from investment operations:
  Net investment income...............................            0.59                 0.38
  Net realized and unrealized gains (losses) on
     securities transactions..........................            0.47                (0.34)
                                                         -----------------       ----------
  Net gains from investment operations................            1.06                 0.04
                                                         -----------------       ----------
Less dividends and distributions:
  Dividends from net investment income................           (0.59)               (0.38)
                                                         -----------------       ----------
Net change in net asset value.........................            0.47                (0.34)
                                                         -----------------       ----------
Net Asset Value, End of Period........................       $   10.13             $   9.66
                                                         =============        ==============
Total Return (excluding sales charge).................           11.20%                0.42%(b)
Ratios/Supplemental Data:
  Net assets, end of period (000's)...................       $ 103,382             $ 93,189
  Ratio of expenses to average net assets.............            0.87%                0.83%(a)
  Ratio of net investment income to average net
     assets...........................................            5.89%                5.27%(a)
  Ratio of expenses to average net assets**...........            1.12%                1.28%(a)
  Ratio of net investment income to average net
     assets**.........................................            5.64%                4.82%(a)
  Portfolio Turnover..................................              28%                   6%

---------------
  * For the period March 28, 1994 (commencement of operations) through December 31, 1994.
 ** During the period certain fees were voluntarily waived. If such voluntary fee waivers had not occurred, the ratios would have been as indicated.
(a) Annualized.
(b) Total return is not annualized as it may not be representative of the total return for the year.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
VALUESTAR TENNESSEE TAX EXEMPT BOND PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           YEAR ENDED           PERIOD ENDED
                                                        DECEMBER 31, 1995    DECEMBER 31, 1994*
                                                        -----------------    ------------------
Net Asset Value, Beginning of Period.................        $  9.40              $  10.00
                                                        -----------------       ----------
Income from investment operations:
  Net investment income..............................           0.45                  0.34
  Net realized and unrealized gains (losses) on
     securities transactions.........................           0.79                 (0.60)
                                                        -----------------       ----------
  Net gains (losses) from investment operations......           1.24                 (0.26)
                                                        -----------------       ----------
Less dividends and distributions:
  Dividends from net investment income...............          (0.45)                (0.34)
                                                        -----------------       ----------
Net change in net asset value........................           0.79                 (0.60)
                                                        -----------------       ----------
Net Asset Value, End of Period.......................        $ 10.19              $   9.40
                                                        -----------------       ----------
Total Return (excluding sales charge)................          13.40%                (2.63)%(b)
Ratios/Supplemental Data:
  Net assets, end of period (000's)..................        $94,143              $ 86,127
  Ratio of expenses to average net assets............           0.87%                 0.82%(a)
  Ratio of net investment income to average net
     assets..........................................           4.52%                 4.61%(a)
  Ratio of expenses to average net assets**..........           1.12%                 1.18%(a)
  Ratio of net investment income to average net
     assets**........................................           4.27%                 4.25%(a)
  Portfolio Turnover.................................            188%                   41%

---------------
  * For the period March 28, 1994 (commencement of operations) through December 31, 1994.
 ** During the period certain fees were voluntarily waived. If such voluntary fee waivers had not occurred, the ratios would have been as indicated.
(a) Annualized.
(b) Total return is not annualized as it may not be representative of the total return for the year.

See Notes to Financial Statements.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors
The Infinity Mutual Funds, Inc.:

     We have audited the accompanying statements of assets and liabilities of the ValueStar Short-Intermediate Duration Bond Portfolio and the ValueStar Tennessee Tax Exempt Bond Portfolio (two of the portfolios constituting The Infinity Mutual Funds, Inc.), including the portfolios of investments as of December 31, 1995, the related statements of operations for the year then ended, the related statements of changes in net assets for the year ended December 31, 1995 and the period from March 28, 1994 (commencement of operations) to December 31, 1994, and the financial highlights for the year ended December 31, 1995 and the period from March 28, 1994 (commencement of operations) to December 31, 1994. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based upon our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian. As to securities purchased but not received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the ValueStar Short-Intermediate Duration Bond Portfolio and the ValueStar Tennessee Tax Exempt Bond Portfolio as of December 31, 1995, the results of their operations for the year ended, the changes in their net assets for the year ended December 31, 1995 and the period from March 28, 1994 (commencement of operations) to December 31, 1994, and the financial highlights for the year ended December 31, 1995 and the period from March 28, 1994 (commencement of operations) to December 31, 1994, in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP
New York, New York

February 9, 1996

Federal Income Tax Status of Dividends (Unaudited)
--------------------------------------------------------------------------------

The Infinity Mutual Funds, Inc. -- ValueStar Short-Intermediate Duration Bond Portfolio has determined that 100% of the dividends paid during the year ended December 31, 1995, were paid from net investment income and net realized gains and are subject to federal income tax. Of the dividends paid, 45.49% was derived from U.S. Government Obligations.

The Infinity Mutual Funds, Inc. -- ValueStar Tennessee Tax Exempt Bond Portfolio has determined that 100% of the dividends paid during the period ended December 31, 1995, were paid from net investment income and are exempt from federal income tax.

                      The Infinity Mutual Funds, Inc.

                      VALUESTAR FAMILY OF MUTUAL FUNDS
                             3435 Stelzer Road
                             Columbus, OH 43219

                             INVESTMENT ADVISER
                        First American National Bank
                            315 Deaderick Street
                            Nashville, TN 37237

                               ADMINISTRATOR
                        Concord Holding Corporation
                             3435 Stelzer Road
                             Columbus, OH 43219

                                DISTRIBUTOR
                       Concord Financial Group, Inc.
                             3435 Stelzer Road
                             Columbus, OH 43219

                                 CUSTODIAN
                            The Bank of New York
                            90 Washington Street
                             New York, NY 10286

                              TRANSFER AGENT &
                         DIVIDEND DISBURSING AGENT
                         BISYS Fund Services, Inc.
                             3435 Stelzer Road
                             Columbus, OH 43219

              Concord Financial Group, Inc. is the Portfolios'
            distributor and is unaffiliated with First American
                  National Bank, the Portfolios' adviser.

 Investments in the Portfolios are neither guaranteed by nor obligations of
                        First American National Bank
                   or any other bank and are not insured
                by the FDIC or any other government agency.
                 Investments in mutual funds involve risk,
                 including the possible loss of principal.

               This material must be preceded or accompanied
                          by a current prospectus.

                            HELPING PEOPLE PLAN
                          FOR A BRIGHTER FUTURE.SM

05116-0 Rev. 2/96
VLSTBDD95A

               ----------------------------------------------------------

               V A L U E S T A R
               F A M I L Y   OF   M U T U A L   F U N D S

               ----------------------------------------------------------

               VALUESTAR
               SHORT-INTERMEDIATE DURATION BOND PORTFOLIO

               VALUESTAR TENNESSEE
               TAX EXEMPT BOND PORTFOLIO

               -------------------------------------------------
               Annual Report
               December 31, 1995

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